CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
ASSETS
Cash and cash equivalents	$ 46,547	$ 362,574,000	$ 215,617,000
Cash held on behalf of clients	1,866,750	14,540,863,000	11,771,487,000
Available-for-sale financial securities	12,039	93,773,000	59,348,000
Equity method investment	792	6,166,000	0
Loans and advances	537,742	4,188,689,000	3,086,904,000
Receivables:
Clients	31,712	247,017,000	120,256,000
Brokers	157,438	1,226,348,000	425,849,000
Clearing organization	39,038	304,080,000	175,955,000
Interest	2,169	16,892,000	49,427,000
Prepaid assets	1,601	12,470,000	8,810,000
Operating lease right-of-use assets	20,748	161,617,000
Other assets	30,739	239,435,000	149,279,000
Total assets	2,747,315	21,399,924,000	16,062,932,000
LIABILITIES
Amounts due to related parties	4,317	33,628,000	8,591,000
Payables:
Clients	1,982,037	15,438,879,000	12,304,717,000
Brokers	190,547	1,484,243,000	920,871,000
Interest	67	519,000	2,405,000
Borrowings	188,408	1,467,586,000	1,576,251,000
Securities sold under agreement to repurchase	204	1,590,000
Operating lease liabilities	22,141	172,466,000
Accrued expenses and other liabilities	32,411	252,460,000	149,818,000
Total liabilities	2,420,132	18,851,371,000	14,962,653,000
Contingencies (Note 27)
MEZZANINE EQUITY
Total mezzanine equity			1,250,472,000
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares			31,000
Additional paid-in capital	325,594	2,536,182,000
Accumulated other comprehensive loss	(570)	(4,446,000)	(1,299,000)
(Accumulated deficit)/Retained earnings	2,149	16,739,000	(148,925,000)
Total shareholders' (deficit)/equity	327,183	2,548,553,000	(150,193,000)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	2,747,315	21,399,924,000	16,062,932,000
Series A convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			68,072,045
Series A-1 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			14,586,871
Series B convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			282,627,380
Series C convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			777,835,453
Series C-1 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			$ 107,351,218
Class A ordinary shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	5	36,000
Total shareholders' (deficit)/equity		36,000
Class B ordinary shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	$ 5	42,000
Total shareholders' (deficit)/equity		$ 42,000